SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company has evaluated events that have occurred subsequent to December 31, 2018 through February 27, 2019, the date the consolidated financial statements were originally available to be issued and April 17, 2019 as it relates to the paragraphs below through the re-issuance date April 17, 2019.

Restated Voting Agreement

On March 13, 2019, the Voting Agreement by and among MV II, LLC, Dr. Larisa Storozhenko, Mr. Maximus Yaney, Mr. Delug and the Company was restated.

Under the Restated Voting Agreement, each of MV II, LLC, Dr. Larisa Storozhenko and Mr. Yaney (collectively, the “Designating Parties”) agreed to relinquish the right to vote their shares of the Company’s capital stock, and any of the Company’s other equity interests (collectively, the “Voting Interests”) by granting the Company’s board of directors the sole right to vote all of the Voting Interests as the Designating Parties’ proxyholder. The Voting Interests include all shares of the Company’s common stock currently held by the Designating Parties, as well as any of the Company’s securities or other equity interests acquired by the Designating Parties in the future. Pursuant to the proxy granted by the Designating Parties, the Company’s board of directors are required to vote all of the Voting Interests in direct proportion to the voting of the shares and equity interests voted by all holders other than the Designating Parties. The proxy granted by the Designating Parties under the Restated Voting Agreement is irrevocable. In addition, the Restated Voting Agreement proxyholder may not be changed unless the Company receives the prior approval of The Nasdaq Stock Market LLC.

Under the Restated Voting Agreement, each of the Designating Parties further agreed not to purchase or otherwise acquire any shares of the Company’s capital stock or other equity securities, or any interest in any of the foregoing.

Once the Restated Voting Agreement becomes effective, it will continue until the earlier to occur of (a) a Deemed Liquidation Event unless, immediately upon such Deemed Liquidation Event, the Company’s common stock is and remains listed on The Nasdaq Stock Market LLC, or (b) Mr. Yaney’s death. For purposes of the agreement, a “Deemed Liquidation Event” means (i) the acquisition of the Company by another entity by means of any transaction or series of related transactions to which the Company is party other than a transaction or series of transactions in which the holders of the Company’s voting securities outstanding immediately prior to such transaction or series of transactions retain, immediately after such transaction or series of transactions, as a result of the Company’s shares held by such holders prior to such transaction or series of transactions, a majority of the total voting power represented by the Company’s outstanding voting securities or such other surviving or resulting entity; (ii) a sale, lease or other disposition of all or substantially all of the Company’s or its subsidiaries’ assets taken as a whole by means of any transaction or series of related transactions, except where such sale, lease or other disposition is to a wholly-owned subsidiary of the Company; or (iii) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; however, a Deemed Liquidation Event shall not include any transaction effected primarily to raise capital for the Company or a spin-off or similar divestiture of the Company’s product or SaaS business as part of reorganization of the Company approved by the Company’s board of directors.

2019 Equity Plan and Former Transaction Bonus Plan

Effective March 20, 2019, the Company established the Mohawk Group Holdings, Inc. 2019 Equity Plan (the “2019 Equity Plan”). All awards previously allocated under the Company’s Transaction Bonus Plan were terminated and subsequently replaced with grants under the 2019 Equity Plan. No expense or modification has been recorded from the replacement of the Transaction Bonus Plan as the total value and potential shares be granted under the plan were contingent on closing of the sale of the company or a Qualified IPO.

A total of 2,426,036 shares of the Company’s common stock have been reserved for issuance under the 2019 Equity Plan. On March 20, 2019, the Company issued, pursuant to the 2019 Equity Plan, an aggregate of 2,406,618 shares of restricted common stock to the former holders of Participation Units.

Recognizing that awards under the 2019 Equity Plan are intended to replace awards under the Transaction Bonus Plan, the Company’s board of directors determined that the terms of awards to be granted under the 2019 Equity Plan shall, in general, match the terms of awards previously allocated under the Transaction Bonus Plan. Restricted shares granted under the 2019 Equity Plan shall vest in substantially equal installments on the 6th, 12th, 18th and 24th monthly anniversary of an initial public offering.

Awards granted under the 2019 Equity Plan and not previously forfeited upon termination of service carry dividend and voting rights applicable to the Company’s common stock, irrespective of any vesting requirement. Under ASC Topic 718, the Company expects to record stock-based compensation expense related to grants made under the 2019 Equity Plan over the vesting period when the contingency of an initial public offering is achieved.

Voting Agreement with Asher Delug

On April 12, 2019, the Company entered into a Voting Agreement with Asher Delug (the “Delug Voting Agreement”). The terms of the Delug Voting Agreement are substantially similar to the terms of the Restated Voting Agreement.

Under the Delug Voting Agreement, Mr. Delug agreed to relinquish his right to vote his shares of the Company’s capital stock, and any of the Company’s other equity interests (collectively, the “Delug Voting Interests”) by granting the Company’s board of directors the sole right to vote all of the Delug Voting Interests as Mr. Delug’s proxyholder. The Delug Voting Interests include all shares of the Company’s common stock currently held by Mr. Delug, as well as any of the Company’s securities or other equity interests acquired by Mr. Delug in the future. Pursuant to the proxy granted by Mr. Delug, the Company’s board of directors are required to vote all of the Delug Voting Interests in direct proportion to the voting of the shares and equity interests voted by all holders other than Mr. Delug. The proxy granted by Mr. Delug under the Delug Voting Agreement is irrevocable. In addition, the Delug Voting Agreement proxyholder may not be changed unless the Company receives the prior approval of The Nasdaq Stock Market LLC.

Under the Delug Voting Agreement, Mr. Delug further agreed not to purchase or otherwise acquire any shares of the Company’s capital stock or other equity securities, or any interest in any of the foregoing.

Once the Delug Voting Agreement becomes effective, it will continue until the earlier to occur of (a) a Deemed Liquidation Event unless, immediately upon such Deemed Liquidation Event, the Company’s common stock is and remains listed on The Nasdaq Stock Market LLC, or (b) Mr. Delug’s death. For purposes of the Delug Voting Agreement, a “Deemed Liquidation Event” has the same meaning as in the Restated Voting Agreement.